Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill in each of the Company’s reporting segments for the fiscal years ended September 30, 2015 and 2014 were as follows (in millions):

	September 30, 2013	Business Acquisitions	Business Divestitures	Impairments	Currency Translation and Other	September 30, 2014
Building Efficiency
Systems and Service North America	$983	$—	$—	$—	$(1)	$982
Products North America	855	837	—	—	(4)	1,688
Global Workplace Solutions	257	—	(253)	—	(4)	—
Asia	388	34	—	—	(8)	414
Rest of World	393	—	—	(47)	(1)	345
Automotive Experience
Seating	2,659	2	—	—	(105)	2,556
Interiors	—	—	(12)	—	12	—
Power Solutions	1,054	106	—	—	(18)	1,142
Total	$6,589	$979	$(265)	$(47)	$(129)	$7,127

	September 30, 2014	Business Acquisitions	Business Divestitures	Impairments	Currency Translation and Other	September 30, 2015
Building Efficiency
Systems and Service North America	$982	$—	$(2)	$—	$(2)	$978
Products North America	1,688	34	(14)	—	(7)	1,701
Asia	414	—	—	—	(25)	389
Rest of World	345	—	—	—	(35)	310
Automotive Experience
Seating	2,556	—	(4)	—	(188)	2,364
Interiors	—	9	(9)	—	—	—
Power Solutions	1,142	—	—	—	(60)	1,082
Total	$7,127	$43	$(29)	$—	$(317)	$6,824

Other Intangible Assets
The Company’s other intangible assets, primarily from business acquisitions valued based on independent appraisals, consisted of (in millions):

	September 30, 2015			September 30, 2014
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Amortized intangible assets
Patented technology	$80	$(59)	$21	$86	$(56)	$30
Customer relationships	975	(206)	769	1,017	(161)	856
Miscellaneous	307	(123)	184	312	(106)	206
Total amortized intangible assets	1,362	(388)	974	1,415	(323)	1,092
Unamortized intangible assets
Trademarks/trade names	542	—	542	547	—	547
Total intangible assets	$1,904	$(388)	$1,516	$1,962	$(323)	$1,639